INCOME TAXES	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	INCOME TAXES

British Virgin Islands

Dehaier is a tax-exempt company incorporated in the British Virgin Islands. BDL and BTL were incorporated in the PRC and are governed by the PRC laws.

PRC

PRC enterprise income tax is calculated based on the Enterprise Income Tax Law (the “EIT Law”). Under the EIT Law, a unified enterprise income tax rate of 25% and unified tax deduction standards will be applied equally to both domestic-invested enterprises and foreign-invested enterprises.

Under the current PRC laws, PRC government grants a preferential income tax rate of 15% to government-certified high technology companies, and under the new standard the period of validity for the certification of high technology companies is three years. In 2009 and 2012 BDL updated its certification for “high technology” company. In 2012 and 2015 BDL updated its certification for “high technology” company again. Therefore, BDL used a 15% income tax rate to calculate the income tax expense for the six months ended June 30, 2014 and 2013.

The tax rate for BTL is 25% in 2014 and 2013

A reconciliation of income tax expense and the amount computed by applying the statutory income tax rate to the income before income tax provision is as follows:

	For the six months ended
	June 30,
	2014	2013
	US$	US$
Tax computed at statutory rate	100,692	274,792
Other nondeductible items	18,303	40,091
	118,995	314,883

United States

Breathcare is a limited liability company and, such as, is not subject to federal income tax, instead any income would be taxable to Breathcare’s sole owner. Moreover, as of June 30, 2014, Breathcare was inactive and generated no revenue.